Fair Value Measurements - Reconciliation of Level 3 Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability for unpaid claims and claims adjustment expense amount ceded		$ (125.5)
Amount classified within accrued expenses and other payables	$ (5.7)		$ 0.0
Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Accrued Interest and Payables, Fair Value Disclosure	4.6		0.0
Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Accrued Interest and Payables, Fair Value Disclosure	4.6		0.0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	86.6
Balance at the end of the period	4.6	$ 86.6
Silverton 2016 | Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Distributed to third parties	(86.4)
Balance at the end of the period	4.6
Third party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount classified within accrued expenses and other payables	$ (4.6)		$ 0.0